Fair Value Measurements - Schedule of Financial Assets Accounted for at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Obligation to return collateral digital assets [Member]
Liabilities
Liabilities	$ 3,349	$ 21,436
Fair Value, Inputs, Level 1 [Member] | Obligation to return collateral digital assets [Member]
Liabilities
Liabilities	3,349	21,436
Fair Value, Inputs, Level 2 [Member] | Obligation to return collateral digital assets [Member]
Liabilities
Liabilities
Fair Value, Inputs, Level 3 [Member] | Obligation to return collateral digital assets [Member]
Liabilities
Liabilities
Financial assets held for trading [Member]
Assets
Assets	521
Financial assets held for trading [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets	521
Financial assets held for trading [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Assets
Financial assets held for trading [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Assets
Digital assets [Member]
Assets
Assets	149,289	129,940
Digital assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets	149,289	129,940
Digital assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Assets
Digital assets [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Assets
Digital asset collateral receivable [Member]
Assets
Assets	24,075	60,396
Digital asset collateral receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets	24,075	60,396
Digital asset collateral receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Assets
Digital asset collateral receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Assets